Annual Total Returns[BarChart] - ProShares UltraPro Short Russell2000 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(43.09%)	(48.60%)	(68.24%)	(27.96%)	(5.38%)	(55.00%)	(38.41%)	23.15%	(53.85%)	(80.55%)